UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549


                              FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-5723

Name of Fund:  Merrill Lynch Developing Capital Markets Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Developing Capital Markets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments


Merrill Lynch Developing Capital Markets Fund, Inc.

Schedule of Investments as of March 31, 2005                                                              (in U.S. dollars)

Africa              Industry*            Shares Held    Common Stocks                                              Value
South               Air Freight &            119,100    Imperial Holdings Limited                            $    1,865,988
Africa - 11.0%      Logistics - 1.0%

                    Commercial               252,000    ABSA Group Ltd.                                           3,052,950
                    Banks - 3.1%           1,381,060    FirstRand Ltd.                                            2,957,948
                                                                                                             --------------
                                                                                                                  6,010,898

                    Diversified              144,100    Telkom SA Ltd.                                            2,487,816
                    Telecommunication
                    Services - 1.2%

                    Household                313,410    Lewis Group Ltd.                                          1,687,466
                    Durables - 0.8%

                    Insurance - 1.5%       1,104,400    Old Mutual Plc                                            2,793,052

                    Metals & Mining - 1.8%    54,950    AngloGold Ashanti Ltd.                                    1,907,082
                                              18,888    Impala Platinum Holdings Ltd.                             1,593,284
                                                                                                             --------------
                                                                                                                  3,500,366

                    Specialty Retail - 0.7%   31,070    Edgars Consolidated Stores Ltd.                           1,372,796

                    Wireless                 263,800    MTN Group Ltd.                                            1,864,985
                    Telecommunication
                    Services - 0.9%

                                                        Total Common Stocks in Africa - 11.0%                    21,583,367


Europe

Czech               Commercial Banks - 0.5%    7,430    Komercni Banka AS                                         1,063,533
Republic - 0.5%

                                                        Total Common Stocks in the Czech Republic                 1,063,533


Hungary - 0.7%      Oil & Gas - 0.7%          17,370    Mol Magyar Olaj- es Gazipari Rt.                          1,401,404

                                                        Total Common Stocks in Hungary                            1,401,404


Russia - 1.9%       Oil & Gas - 0.9%          12,997    LUKOIL (a)                                                1,759,794

                    Wireless                  55,300    Mobile Telesystems (a)                                    1,946,007
                    Telecommunication
                    Services - 1.0%

                                                        Total Common Stocks in Russia                             3,705,801

                                                        Total Common Stocks in Europe - 3.1%                      6,170,738


Latin America

Brazil - 11.9%      Commercial Banks - 2.5%   60,333    Banco Itau Holding Financeira SA (a)                      4,896,023

                    Diversified               67,330    Tele Norte Leste Participacoes SA                         1,281,511
                    Telecommunication         86,819    Tele Norte Leste Participacoes SA (a)                     1,343,090
                    Services - 1.2%                                                                          --------------
                                                                                                                  2,624,601

                    Electric                  58,070    Cia Energetica de Minas Gerais (a)                        1,325,157
                    Utilities - 0.7%

                    Metals & Mining - 3.0%   215,086    Cia Vale do Rio Doce (a)(b)                               5,714,835

                    Oil & Gas - 3.3%         168,843    Petroleo Brasileiro SA (a)                                6,495,390

                    Transportation            36,031    All America Latina Logistica SA                             996,155
                    Infrastructure - 1.2%      1,868    All America Latina Logistica SA - PR                         10,294
                                              65,950    Cia de Concessoes Rodoviarias                             1,319,496
                                                                                                             --------------
                                                                                                                  2,325,945

                                                        Total Common Stocks in Brazil                            23,381,951


Chile - 2.0%        Airlines - 0.7%           36,480    Lan Airlines SA (a)                                       1,298,688

                    Commercial Banks - 0.6%   32,910    Banco Santander Chile SA (a)                              1,090,308

                    Electric                  72,130    Empresa Nacional de Electricidad SA (a)                   1,436,108
                    Utilities - 0.7%

                                                        Total Common Stocks in Chile                              3,825,104


Mexico - 6.2%       Food & Staples           449,944    Wal-Mart de Mexico SA de CV                               1,577,409
                    Retailing - 0.8%

                    Household                977,468    Corp GEO SA de CV Series B (b)                            2,111,153
                    Durables - 1.1%


                    Industrial               510,830    Alfa SA de CV                                             2,714,163
                    Conglomerates - 1.4%

                    Media - 0.7%              24,620    Grupo Televisa SA (a)                                     1,447,656

                    Wireless                  85,161    America Movil SA de CV (a)                                4,394,308
                    Telecommunication
                    Services - 2.2%

                                                        Total Common Stocks in Mexico                            12,244,689


Peru - 0.7%         Metals & Mining - 0.7%    57,292    Cia de Minas Buenaventura SA (a)                          1,305,112

                                                        Total Common Stocks in Peru                               1,305,112

                                                        Total Common Stocks in Latin America - 20.8%             40,756,856


Middle East

Israel - 3.3%       Commercial Banks - 1.7%  576,990    Bank Hapoalim Ltd.                                        1,942,709
                                             302,282    United Mizrahi Bank Ltd.                                  1,412,267
                                                                                                             --------------
                                                                                                                  3,354,976

                    Pharmaceuticals - 0.7%    39,150    Teva Pharmaceutical Industries Ltd. (a)                   1,213,650

                    Software - 0.9%           86,065    Check Point Software Technologies (b)                     1,871,053

                                                        Total Common Stocks in Israel                             6,439,679


Turkey - 4.0%       Commercial Banks - 3.0%  268,330    Akbank T.A.S.                                             1,301,415
                                             776,420    Finansbank AS (b)                                         1,874,216
                                             454,657    Turkiye Is Bankasi-C                                      2,625,934
                                                                                                             --------------
                                                                                                                  5,801,565

                    Construction &           136,628    Enka Insaat Ve Sanayi AS                                  1,962,668
                    Engineering - 1.0%

                                                        Total Common Stocks in Turkey                             7,764,233

                                                        Total Common Stocks in the Middle East - 7.3%            14,203,912


Pacific Basin/Asia

Hong Kong - 3.8%    Diversified              795,000    China Netcom Group Corp. Hong Kong Ltd.                   1,116,151
                    Telecommunication      5,388,000    China Telecom Corp., Ltd.                                 1,882,503
                    Services - 1.5%                                                                          --------------
                                                                                                                  2,998,654

                    Insurance - 0.8%       1,016,000    Ping An Insurance Group Co. of China Ltd. (b)             1,608,801

                    Oil & Gas - 1.5%       5,402,500    CNOOC Ltd.                                                2,909,281

                                                        Total Common Stocks in Hong Kong                          7,516,736


India - 2.8%        Commercial Banks - 1.6%      200    State Bank of India Ltd.                                      3,009
                                             396,100    UTI Bank Ltd.                                             2,195,718
                                             384,222    Union Bank Of India                                         994,762
                                                                                                             --------------
                                                                                                                  3,193,489

                    Multi-Utilities &            432    Reliance Energy Ltd.                                          5,243
                    Unregulated
                    Power - 0.0%

                    Oil & Gas - 0.2%          56,092    Chennai Petroleum Corp., Ltd.                               295,458
                                                 110    Reliance Industries Ltd. (Compulsory Demat
                                                        Shares) (b)                                                   1,375
                                                                                                             --------------
                                                                                                                    296,833

                    Software - 1.0%           83,230    Satyam Computer Services Ltd. (a)                         1,944,253

                                                        Total Common Stocks in India                              5,439,818


Malaysia - 4.3%     Commercial             1,556,190    Commerce Asset Holdings BHD                               1,875,618
                    Banks - 1.0%

                    Construction &            43,000    IJM Corp. BHD                                                54,316
                    Engineering - 0.0%

                    Diversified              728,900    Telekom Malaysia Bhd                                      1,870,204
                    Telecommunication
                    Services - 0.9%

                    Food Products - 0.0%      17,200    IJM Plantations BHD                                           4,934


                    Hotels, Restaurants &    240,000    Resorts World BHD                                           590,526
                    Leisure - 0.3%

                    Media - 0.4%             924,700    New Straits Times Press BHD (b)                             730,026

                    Multi-Utilities &      1,035,370    YTL Corp. BHD                                             1,539,432
                    Unregulated
                    Power - 0.8%

                    Oil & Gas - 0.4%       2,637,120    SapuraCrest Petroleum BHD (b)                               763,377

                    Tobacco - 0.5%            82,800    British American Tobacco Malaysia Bhd                       947,842

                                                        Total Common Stocks in Malaysia                           8,376,275


Philippines - 0.9%  Electric               3,817,560    Manila Electric Co. (b)                                   1,807,129
                    Utilities - 0.9%

                                                        Total Common Stocks in the Philippines                    1,807,129


Singapore - 1.1%    Food Products - 1.1%   3,007,500    People's Food Holdings Ltd.                               2,206,436

                                                        Total Common Stocks in Singapore                          2,206,436


South               Auto Components - 0.7%    21,490    Hyundai Mobis                                             1,400,924
Korea - 17.1%
                    Building Products - 1.1%  13,439    KCC Corp.                                                 2,183,589

                    Commercial Banks - 2.5%  241,900    Industrial Bank Of Korea                                  2,093,846
                                              62,471    Kookmin Bank                                              2,789,818
                                                                                                             --------------
                                                                                                                  4,883,664

                    Construction &           100,400    GS Engineering & Construction Corp.                       2,768,291
                    Engineering - 1.4%

                    Diversified Financial     76,784    GS Holdings Corp.                                         1,901,642
                    Services - 1.0%

                    Diversified               123,650   KT Corp. (a)                                              2,634,981
                    Telecommunication
                    Services - 1.3%

                    Electric                  89,570    Korea Electric Power Corp.                                2,302,095
                    Utilities - 1.2%

                    Metals & Mining - 0.7%   106,260    Poongsan Corp.                                            1,323,672

                    Semiconductors &          24,791    Samsung Electronics Co., Ltd.                            12,255,128
                    Semiconductor
                    Equipment - 6.3%

                    Wireless                  10,390    SK Telecom Co., Ltd.                                      1,749,572
                    Telecommunication
                    Services - 0.9%

                                                        Total Common Stocks in South Korea                       33,403,558

Taiwan - 11.0%      Automobiles - 0.9%     1,528,000    China Motor Corp.                                         1,818,701

                    Commercial             3,294,183    Taishin Financial Holdings Co., Ltd.                      2,948,516
                    Banks - 1.5%

                    Computers &              772,000    LITE-ON IT Corp.                                          1,286,422
                    Peripherals - 1.8%     1,352,039    Quanta Computer, Inc.                                     2,270,135
                                                                                                             --------------
                                                                                                                  3,556,557

                    Health Care Equipment    500,753    Pihsiang Machinery Manufacturing Co., Ltd. (b)            1,185,684
                    & Supplies - 0.6%

                    Insurance - 1.6%       1,654,000    Cathay Financial Holding Co., Ltd.                        3,139,377

                    Semiconductors &         314,910    MediaTek, Inc.                                            2,238,934
                    Semiconductor            560,000    Novatek Microelectronics Corp. Ltd.                       2,541,738
                    Equipment - 3.4%       4,709,000    Pro Mos Technologies Inc. (b)                             1,935,554
                                                                                                             --------------
                                                                                                                  6,716,226

                    Wireless               2,241,000    Taiwan Cellular Corp.                                     2,276,138
                    Telecommunication
                    Services - 1.2%

                                                        Total Common Stocks in Taiwan                            21,641,199


Thailand - 4.9%     Commercial               988,300    Bangkok Bank PCL Foreign Shares                           2,829,850
                    Banks - 2.5%           6,693,000    Bank of Ayudhya Pcl (b)                                   2,036,219
                                                                                                            ---------------
                                                                                                                  4,866,069

                    Diversified            6,565,000    True Corp. PCL (b)                                        1,518,938
                    Telecommunication
                    Services - 0.8%

                    Media - 0.5%             611,100    United Broadcasting Corp. PCL (a)(b)                        348,396
                                           1,137,900    United Broadcasting Corp. PCL Foreign Shares (b)            648,732
                                                                                                             --------------
                                                                                                                    997,128

                    Real Estate - 0.4%     9,241,066    Sansiri PCL Foreign Shares                                  756,012

                    Transportation         1,059,000    Precious Shipping PCL                                     1,394,312
                    Infrastructure - 0.7%

                                                        Total Common Stocks in Thailand                           9,532,459

                                                        Total Common Stocks in the Pacific Basin/Asia - 45.9%    89,923,610

                                                        Total Investments in Common Stocks
                                                        (Cost - $147,823,317) - 88.1%                           172,638,483


Latin America       Industry*            Shares Held    Preferred Stocks
Brazil - 1.6%       Chemicals - 0.7%       32,065,100   Braskem SA Preferred A Shares                             1,306,124

                    Metals & Mining - 0.9%     85,290   Usinas Siderurgicas de Minas Gerais SA
                                                        Preferred Class A                                         1,844,715

                                                        Total Investment in Preferred Stocks
                                                        (Cost - 2,724,327) - 1.6%                                 3,150,839


PacificBasin/Asia                                       Structured Notes
India - 4.5%        Capital Markets - 2.8%              UBS AG, Zero-Coupon Equity-Linked Notes:
                                              166,100    (Bharat Heavy Electricals), due 5/18/2005                2,918,377
                                              214,800    (Chennai Petroleum Corp. Ltd.), due 3/29/2005            1,129,848
                                              310,280    (Jaiprak Associates), due 2/27/2006                      1,402,466
                                                                                                             --------------
                                                                                                                  5,450,691

                    Diversified Financial     312,343   Citigroup Global Markets Holdings Inc.
                    Services - 0.7%                     (Birla Corporation Limited), due 1/20/2009 (c)            1,299,347

                    Wireless                  436,000   Morgan Stanley (Bharti Tele-Ventures Ltd.),
                    Telecommunication                   due 8/10/2007                                             2,061,626
                    Services - 1.0%

                                                        Total Investments in Structured Notes
                                                        (Cost - 7,628,219) - 4.5%                                 8,811,664


Europe                                    Face Amount   Fixed Income Securities
Ireland - 0.1%      Chemicals - 0.1%      $  260,000    United Phosphorous, 1.50% due 11/06/2009                    274,950

                                                        Total Investments in Fixed Income Securities
                                                        (Cost - $260,000) - 0.1%                                    274,950

                                                        Total Investments (Cost - $158,435,863**) - 94.3%       184,875,936
                                                        Other Assets Less Liabilities - 5.7%                     11,126,345
                                                                                                             --------------
                                                        Net Assets - 100.0%                                  $  196,002,281
                                                                                                             ==============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    161,554,170
                                                   ================
    Gross unrealized appreciation                  $     31,647,973
    Gross unrealized depreciation                       (8,326,207)
                                                   ----------------
    Net unrealized appreciation                    $     23,321,766
                                                   ================

(a) Depositary Receipts.

(b) Non-income producing security.

(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

    Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I               $  (45,937,082)      $  32,352


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Developing Capital Markets Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date: May 23, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date: May 23, 2005